Income taxes - Tax Rate Reconciliation (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income / (loss) before taxes	SFr 69.1	SFr 77.9	SFr (159.6)
Expected tax rate	19.70%	19.70%	19.70%
Expected tax expense	SFr 13.6	SFr 15.3	SFr (31.4)
Non-deductible expenses	10.30%	9.20%	(25.40%)
Non-deductible expenses	SFr 7.1	SFr 7.2	SFr 40.6
Income not subject to tax	(22.40%)	(9.50%)	(0.20%)
Income not subject to tax	SFr (15.5)	SFr (7.4)
Effects of (de-)recognition of tax losses	(2.40%)	2.90%	(0.40%)
Effects of (de-)recognition of tax losses	SFr (1.7)	SFr 2.2	SFr 0.6
Local actual tax rate different to On's expected average tax rate	(1.10%)	2.00%	(0.60%)
Local actual tax rate different to On's expected average tax rate	SFr (0.8)	SFr 1.5	SFr 1.0
Prior year adjustments and other items, net	(19.20%)	1.60%	0.20%
Prior year adjustments and other items, net	SFr (13.3)	SFr 1.3	SFr (0.3)
Effective tax rate	(15.10%)	25.90%	(6.70%)
Income tax expense (benefit)	SFr (10.5)	SFr 20.2	SFr 10.6
Income not subject to tax, netting
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income not subject to tax			SFr 0.3